INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2022	2021

Raw materials	$2,003	$1,494
Finished goods	11,259	9,598

	$13,262	$11,092